Consolidated Statements of Changes in Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Treasury stock	Total Ricoh Company, Ltd. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2010 (Previously Reported)	¥ 1,019,891	¥ 135,364	¥ 186,083	¥ 816,833	¥ (132,166)	¥ (36,756)	¥ 969,358	¥ 50,533
Beginning Balance (Cumulative effect of a change in accounting principle - adoption of accounting standard for a variable interest entity, net of tax)	(802)			(410)			(410)	(392)
Beginning Balance at Mar. 31, 2010	1,019,089	135,364	186,083	816,423	(132,166)	(36,756)	968,948	50,141
Loss on disposal of treasury stock	(28)			(28)			(28)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(23,943)			(23,943)			(23,943)
Comprehensive income (loss):
Net income	21,737			18,630			18,630	3,107
Net unrealized gains and losses on securities	88				94		94	(6)
Pension liability adjustments	(165)				(158)		(158)	(7)
Net unrealized gains and losses on derivatives	(33)				(11)		(11)	(22)
Foreign currency translation adjustments	(37,938)				(38,207)		(38,207)	269
Comprehensive income (loss)	(16,311)						(19,652)	3,341
Net changes in treasury stock	(82)					(82)	(82)
Dividends to noncontrolling interests	(595)							(595)
Ending balance at Mar. 31, 2011	978,130	135,364	186,083	811,082	(170,448)	(36,838)	925,243	52,887
Loss on disposal of treasury stock	(31)			(31)			(31)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(23,942)			(23,942)			(23,942)
Comprehensive income (loss):
Net income	(40,121)			(44,560)			(44,560)	4,439
Net unrealized gains and losses on securities	1,208				1,215		1,215	(7)
Pension liability adjustments	(20,163)				(20,085)		(20,085)	(78)
Net unrealized gains and losses on derivatives	83				15		15	68
Foreign currency translation adjustments	(15,066)				(14,872)		(14,872)	(194)
Comprehensive income (loss)	(74,059)						(78,287)	4,228
Net changes in treasury stock	(279)					(279)	(279)
Dividends to noncontrolling interests	(603)							(603)
Equity transactions with noncontrolling interests	(198)							(198)
Ending balance at Mar. 31, 2012	879,018	135,364	186,083	742,549	(204,175)	(37,117)	822,704	56,314
Loss on disposal of treasury stock	(7)			(7)			(7)
Dividends declared and approved to Ricoh Company, Ltd. shareholders	(15,226)			(15,226)			(15,226)
Comprehensive income (loss):
Net income	37,366			32,467			32,467	4,899
Net unrealized gains and losses on securities	5,033				4,984		4,984	49
Pension liability adjustments	3,407				3,312		3,312	95
Net unrealized gains and losses on derivatives	423				292		292	131
Foreign currency translation adjustments	49,370				49,499		49,499	(129)
Comprehensive income (loss)	95,599						90,554	5,045
Net changes in treasury stock	(29)					(29)	(29)
Dividends to noncontrolling interests	(697)							(697)
Ending balance at Mar. 31, 2013	¥ 958,658	¥ 135,364	¥ 186,083	¥ 759,783	¥ (146,088)	¥ (37,146)	¥ 897,996	¥ 60,662